Convertible Debentures - Schedule of convertible debentures (Parentheticals) (Details) - shares	1 Months Ended	12 Months Ended
	Jun. 23, 2020	Dec. 31, 2021	Dec. 31, 2020
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convertible debenture, Percentage	10.00%
Convertible Debenture [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convertible debenture, Percentage			10.00%
Convertible Debenture One [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convertible debenture, Percentage			10.00%
Convertible Debenture Two [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convertible debenture, Percentage			10.50%
Convertible Debenture Three [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convert debentures share capital (in Shares)			75,000
Convertible Debenture Four [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convert debentures share capital (in Shares)		6
Convertible Debenture Five [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convertible debenture, Percentage		10.00%
Convertible Debenture Six [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convertible debenture, Percentage		12.00%